Mar. 01, 2018

LEGG MASON ETF INVESTMENT TRUST

SUPPLEMENT DATED MAY 4, 2018

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2018

OF LEGG MASON GLOBAL INFRASTRUCTURE ETF

The management agreement between Legg Mason ETF Investment Trust (the “Trust”) and Legg Mason Partners Fund Advisor, LLC (the “manager”) (the “Management Agreement”) provides that LMPFA will pay all operating expenses of the fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the Management Agreement. The fund’s Board of Trustees has approved a permanent reduction of the management fees payable under the Management Agreement from 0.53% of the fund’s average daily net assets to 0.45% of the fund’s average daily net assets, such reduction to be effective on or about May 4, 2018. The Board has also approved the implementation of a contractual fee waiver such that the fund’s management fees will not exceed 0.40% of the fund’s average daily net assets (subject to the same exclusions as the Management Agreement). The contractual fee waiver will be effective on or about May 4, 2018 and will expire on February 29, 2020. As a result, effective on or about May 4, 2018, the following changes are made to the fund’s Summary Prospectus, Prospectus and Statement of Additional Information:

The fee table appearing under the caption “Fees and expenses of the fund” in the fund’s Summary Prospectus and Prospectus is amended and restated as follows:

Shareholder fees
(fees paid directly from your investment)
None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.45
Distribution and/or service (12b-1) fees	0.00
Other expenses	None
Fees waived and/or reimbursed[1]	(0.05)
Total annual fund operating expenses	0.40

[1]	The manager has agreed to waive and/or reimburse management fees so that the ratio of total annual fund operating expenses will not exceed 0.40% (subject to the same exclusions as the Management Agreement). This arrangement cannot be terminated prior to February 29, 2020 without the Board of Trustees’ consent.

The expense example appearing under the caption “Fees and expenses of the fund – Example” in the fund’s Summary Prospectus and Prospectus is amended and restated as follows:

Number of years you own shares ($)
	1 year	3 years	5 years	10 years
Legg Mason Global Infrastructure ETF	41	139	247	563